INVESTMENTS - Maturity Date (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Equity Investments with Readily Determinable Fair Values	$ 3,260	$ 7,298
Equity method investments carried at fair value	31,211	16,819
Equity investments without Readily Determinable Fair Values	44,180	46,709
Equity method investments	25,875	27,031
Total long-term investments	$ 104,526	$ 97,857